Document and Entity information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Feb. 28, 2016
Registrant Name	FRANKLIN TAX FREE TRUST
Central Index Key	0000757010
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jul. 01, 2016
Franklin Tax-Free Trust - TF1-15 | FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKITX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCITX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FITZX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FFTFX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND | Advisor Class
Risk/Return:
Trading Symbol	FTFZX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN HIGH YIELD TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FHYVX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN HIGH YIELD TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRHIX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN HIGH YIELD TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FHYIX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FMISX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FMAIX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMAHX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN NEW JERSEY TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRNJX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN NEW JERSEY TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FNIIX
Franklin Tax-Free Trust - TF1-15 | FRANKLIN NEW JERSEY TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNJZX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN ALABAMA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRALX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN ALABAMA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FALEX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN FLORIDA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRFLX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN FLORIDA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRFIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN GEORGIA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FTGAX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN GEORGIA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FGAIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN KENTUCKY TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRKYX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN LOUISIANA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKLAX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN LOUISIANA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FLAIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MARYLAND TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FMDTX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MARYLAND TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FMDIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MARYLAND TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMDZX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MISSOURI TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRMOX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MISSOURI TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FMOIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN MISSOURI TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRMZX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FXNCX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FNCIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNCZX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN VIRGINIA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRVAX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN VIRGINIA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FVAIX
Franklin Tax-Free Trust - TF2-09 | FRANKLIN VIRGINIA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRVZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN ARIZONA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FTAZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN ARIZONA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FAZIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN ARIZONA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FAZZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN COLORADO TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRCOX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN COLORADO TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCOIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN COLORADO TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCOZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN CONNECTICUT TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FXCTX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN CONNECTICUT TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCTIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN CONNECTICUT TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCNZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MICHIGAN TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FTTMX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MICHIGAN TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRMTX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MICHIGAN TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMTFX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MINNESOTA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FMINX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MINNESOTA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FMNIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN MINNESOTA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FMNZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OHIO TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FTOIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OHIO TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FOITX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OHIO TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FROZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OREGON TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRORX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OREGON TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FORIX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN OREGON TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FOFZX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FRPAX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FRPTX
Franklin Tax-Free Trust - TF3-09 | FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FPFZX